Borrowings	12 Months Ended
Jun. 30, 2021
Borrowings
22. Borrowings

22. Borrowings

The breakdown and the fair value of the Group borrowings as of June 30, 2021 and 2020 was as follows:

	Book value		Fair value
	06.30.21	06.30.20	06.30.21	06.30.20
Non-convertible notes	89,276	515,228	85,620	415,835
Bank loans and others	18,231	104,966	18,231	88,549
Bank overdrafts	9,312	6,433	9,312	6,433
Other borrowings	1,849	2,421	1,849	9,772
Total borrowings (i)	118,668	629,048	115,012	520,589

Non-current	73,233	481,268
Current	45,435	147,780
Total	118,668	629,048

(i)	As of June 2020, includes ARS 468,134 corresponding to the Operations Center in Israel.

As of June 30, 2021 and 2020, total borrowings include collateralized liabilities (seller financing and bank loans) of ARS 20,701 and ARS 22,410, respectively. These borrowings are mainly collateralized by investment properties and property, plant and equipment of the Group (Notes 9 and 10).

The maturity of the Group's borrowings is as follows:

	06.30.21	06.30.20

Capital:
Less than one year	43,275	144,814
Between 1 and 2 years	56,280	96,424
Between 2 and 3 years	13,129	165,720
Between 3 and 4 years	1,812	53,916
Between 4 and 5 years	1,705	48,557
More than 5 years	86	116,217
	116,287	625,648
Accrued interest:
Less than one year	2,160	2,966
Between 1 and 2 years	121	95
Between 2 and 3 years	13	134
Between 3 and 4 years	45	42
Between 4 and 5 years	6	66
More than 5 years	36	97
	2,381	3,400
	118,668	629,048

The following table shows a detail of evolution of borrowing during the years ended June 30, 2021 and 2020:

	06.30.21	06.30.20
Balance at the beginning of the year	629,048	717,653
Borrowings	56,677	71,761
Payment of borrowings	(93,577)	(109,030)
Collection / (payment) of short term loans, net	8,160	(3,693)
Interests paid	(20,539)	(32,907)
Accrued interests	16,564	36,584
Currency translation adjustment and exchange differences, net	(44,091)	112,430
Deconsolidation	(425,333)	(143,355)
Financial assets activation	468	-
Repurchase of non-convertible notes	362	(20,493)
Inflation adjustment	(9,233)	(1,500)
Incorporation by business combination	-	2,830
Transfer to / from assets held for sale	-	(1,232)
Reclassifications and other movements	162	-
Balance at the end of the year	118,668	629,048

The following tables shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2021 and 2020.

	06.30.21
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	Total
Fixed rate:
Argentine Peso	18,061	-	-	-	18,061
Brazilian Reais	-	5,616	-	-	5,616
US Dollar	84,609	49	715	50	85,423
Subtotal fixed-rate borrowings	102,670	5,665	715	50	109,100
Floating rate:	-
Argentine Peso	205	-	-	-	205
Brazilian Reais	-	7,134	-	-	7,134
US Dollar	2,027	-	-	202	2,229
Subtotal floating rate borrowings	2,232	7,134	-	202	9,568
Total borrowings	104,902	12,799	715	252	118,668

	06.30.20
	Argentine Peso	Brazilian Reais	Uruguayan Peso	US Dollar	NIS	Total
Fixed rate:
Argentine Peso	11,705	-	-	-	-	11,705
Brazilian Reais	-	2,394	-	-	-	2,394
US Dollar	129,563	165	777	219	(1,745)	128,979
Bolivian pesos	-	-	-	-	2,139	2,139
NIS	-	-	-	-	265,278	265,278
Subtotal fixed-rate borrowings	141,268	2,559	777	219	265,672	410,495
Floating rate:
Argentine Peso	2,905	-	-	-	-	2,905
Brazilian Reais	-	7,325	-	-	-	7,325
US Dollar	5,861	-	-	-	-	5,861
NIS	-	-	-	-	202,462	202,462
Subtotal floating rate borrowings	8,766	7,325	-	-	202,462	218,553
Total borrowings	150,034	9,884	777	219	468,134	629,048

The following describes the debt issuances made by the Group for the years ended June 30, 2021, and 2020:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
CRESUD	Class XXVI	ene-20	ARS 1,095	1/30/2021	Badlar + 6.50%	At expiration	Quarterly
CRESUD	Class XXVII	ene-20	USD 5.7	7/30/2021	7.45% n.a.	At expiration	Quarterly
CRESUD	Class XXVIII	ene-20	USD 27.5	4/30/2021	9.00% n.a.	At expiration	Quarterly
CRESUD	Class XXIX	jun-20	USD 83.0	12/09/2021	3.50% n.a	At expiration	Quarterly
CRESUD	Class XXX	ago-20	USD 25	8/31/2023	2.00%	At expiration	Quarterly
CRESUD	Class XXXI	nov-20	USD 30.8	11/12/2023	9.00% n.a.	Annual payments since 2021	Quarterly
CRESUD	Class XXXII	nov-20	USD 34.3	11/12/2022	9.00% n.a	At expiration	Quarterly
CRESUD	Class XXXIV	jun-21	USD 35.7	6/30/2024	6.99% n.a.	Annual payments since 2022	Biannual
BRASILAGRO	n/a	May-21	R$ 240	4/12/2028	IPCA + 5.3658%	50% April 2027 y 50% April 2028	Annual
IRSA	Class I tramo2	ago-19	USD 85	11/15/2020	10.00% n.a.	At expiration	Quarterly
IRSA	Class II	ago-19	CLP 31,503	08/06/2020	10.50% n.a.	At expiration	Quarterly
IRSA	Class II	may-20	ARS 354	02/19/2021	Badlar,+ 0.6% n.a.	At expiration	Quarterly
IRSA	Cass IV	may-20	USD 51	05/19/2021	7% n.a.	At expiration	Quarterly
IRSA	Class V	may-20	USD 9	05/19/2022	9% n.a.	At expiration	Quarterly
IRSA	Class I	nov-20	USD 3.1	03/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Class VII	jul-20	USD 33.7	1/21/2022	4.00% n.a.	At expiration	Quarterly
IRSA	Class VIII	nov-20	USD 31.7	11/12/2023	10.00% n.a.	33% in November 21, 33% in November 22, 34% in November 23	Quarterly
IRSA	Class VI	jul-20	ARS 335.2	7/21/2021	Badlar + 4.00%	30% en April 21, 70% at expiration	Quarterly
IRSA	Class IX	nov-20	USD 80.7	03/1/2023	10.00% n.a.	At expiration	Quarterly
IRSA	Class X	nov-20	ARS 701.5	3/31/2022	Badlar + 5.00%	At expiration	Quarterly
IRSA	Class XI	mar-21	USD 15.81	03/01/2024	5.00% n.a.	At expiration	Biannual
IRSA	Class XII	mar-21	UVAs 53.78	3/31/2024	4.00% n.a.	At expiration	Biannual

(1)	Corresponds to an expansion of the series.

Notes Issuance - Exchange Offer Series XXIV Notes

On November 12, 2020, the company carried out an exchange operation of its Series XXIV Notes, for a nominal value of USD 73.6.

Nominal Value of Existing Notes presented and accepted for the Exchange (for both Series): approximately USD 65.1 which represents 88.41% acceptance, through the participation of 1,098 orders.

•	Series XXXI: Face Value of Existing Notes presented and accepted for the Exchange: approximately USD 30.8.

-	Nominal Value to be Issued: approximately USD 1.3.
-	Issuance Price: 100% nominal value.
-	Maturity Date: It will be November 12, 2023.
-

Consideration of the Exchange Offer: eligible holders whose existing notes have been accepted for the Exchange by the Company, will receive for every USD 1 submitted to the Exchange, the accrued interest of the existing notes until the settlement and issue date and the following:

■	A sum of money of approximately USD 29.4 for repayment of capital of such existing notes presented to the Exchange, in cash, in United States Dollars, which will be equivalent to US$ 0.95741755 for each USD 1 of existing notes presented to the Exchange; and

■	The remaining amount until completing 1 USD for each 1 USD of existing notes presented to the Exchange, in notes Series XXXI.

-	Annual Nominal Fixed Interest Rate: 9.00%.
-

Amortization: The capital of the Series XXXI Notes will be amortized in 3 annual installments (33% of the capital on November 12, 2021, 33% of the capital on November 12, 2022, 34% of the capital on the maturity date of Series XXXI).

-	Interest Payment Dates: Interest will be paid quarterly for the expired period as of the issue and settlement date.
-	Payment Address: Payment will be made to an account at Argentine Securities Commission in the Autonomous City of Buenos Aires
•	Series XXXII: Face Value of Existing Notes presented and accepted for the Exchange: approximately USD 34.3.

-	Nominal Value to be Issued: approximately USD 34.3.
-	Issuance Price: 100% nominal value.
-	Maturity Date: It will be November 12, 2022.
-

Consideration of the Exchange Offer: the eligible holders whose existing notes have been accepted for the Exchange by the Company, will receive Series XXXII Notes for 100% of the capital amount presented for exchange and accepted by the Company and the accrued interest of the existing notes until the settlement and issue date.

-

Early Bird: will consist of the payment of USD 0.02 for each USD 1 of existing notes delivered and accepted in the Exchange on or before the deadline date to Access the Early Bird. Said consideration will be paid in Pesos on the issue and settlement date according to the exchange rate published by Communication “A” 3500 of the Central Bank of Argentina on the business day prior to the expiration date of the Exchange, which is Ps. 79.3433 for each USD 1 of Existing Notes delivered and accepted in the Exchange.

-	Annual Nominal Fixed Interest Rate: 9.00%.
-	Amortization: The capital of the Series XXXII Notes will be amortized in one installment on the maturity date.
-	Interest Payment Dates: Interest will be paid quarterly for the expired period from the issuance and settlement date.

Payment Address: Payment will be made to an account at Argentine Securities Commission in New York, United States, for which purpose the Company will make US dollars available to an account reported by the Argentine Securities Commission in said jurisdiction.

Cancellation Cresud’s Series XXIV Notes

In relation to the Exchange Offer ended on November 10, 2020, and as a result of the settlement of said Exchange, on November 16, 2020, the Company made a partial cancellation for a V.N. of USD 65 of Negotiable Obligations Class XXIV. After the cancellation the V.N. in circulation was USD 8, which was paid in full on November 16, 2020.

Exchange Offer Series XXV Notes and Issuance Series XXXIII and XXXIV

As a consequence of communication “A” 7,308 established by the Cenral Bank, the issuance of the Notes Series XXXIII and XXXIV were carried out, in order to refinance the Notes Series XXV for a face value of USD 59,561,897, with was matured and cancelled on July 12, 2021.

On June 30, 2021, the twentieth Series of Notes was issued, within the framework of the Program approved by the Shareholders' Meeting, for up to USD 500 million. The main characteristics of the issue are detailed below:

•

Series XXXIV Notes: denominated and payable in dollars for a nominal value of USD 35.7 million, maturing 36 months from the date of issue. They will accrue interest at a fixed rate of 6.99% nominal per year, payable semi-annually and will amortize their capital in three payments at 12, 24 and 36 months from the date of issue. The issue price was 100% of the nominal value. The funds will be used primarily for debt refinancing.

•

Series XXXIV Notes: denominated and payable in dollars for a nominal value of USD 18.8 million, maturing 36 months from the date of issue. They will accrue interest at a fixed rate of 6.99% nominal per year, payable semi-annually and will amortize their capital in three payments at 12, 24 and 36 months from the date of issue. The issue price was 100% of the nominal value. The funds will be used primarily for debt refinancing.

Issuance of BrasilAgro Non-Convertible Notes

On May 5, 2021, BrasilAgro issued Non-convertible Notes, unique series, for a nominal value of R$ 240 million (equivalent to ARS 4,632). They will accrue interest at a variable rate made up for IPCA (Consumer Price Index) plus 5.3658% nominal per year, payable annually and will amortize their capital in two payments on April 13, 2027 and April 12, 2028.

Issuance of IRSA Non-convertible Notes

On July 21, 2020, subsequently to the closing of the fiscal year, the Company issued USD 38.4 Non-convertible Notes in the local market through the following instruments:

•

ARS 335.2 (equivalent to USD 4.7) Series VI NCNs denominated and payable in Argentine pesos at a variable rate (Private Badlar) + 4.0%, with interest accruing on a quarterly basis. The principal amount is repayable in two installments: the first one -equal to 30% of the par value of the notes- payable on the date that is 9 (nine) months after the Issue and Settlement Date and the second installment -equal to 70% of the par value of the notes- payable on the relevant due date, i.e. July 21, 2021. Notes were issued at 100% of their par value.

•

US$ 33.7 Series VII NCNs denominated in US$ and payable in Argentine pesos at the applicable exchange rate, at a fixed 4.0% rate, with interest accruing on a quarterly basis. Repayment of capital is due on January 21, 2021. Notes were issued at 100% of their par value. The proceeds were used to refinance short-term indebtedness. On January 21, 2021, the commitments of this note were cancelled.

On March 31, 2020, the Company issued USD 65.5 Non-convertible Notes in the local market. The main characteristics of the issue are detailed below:

•

Series X: denominated and payable in pesos for ARS 701.6 (equivalent at the time of issuance to USD 7.6) at a variable rate (private BADLAR + 5.0%) with quarterly payments. The principal will be paid on the due date, March 31, 2022. Price of issuance was 100.0% of the nominal value.

•

Series XI: denominated in USD and payable in ARS at the applicable exchange rate for USD 15.8 at a fixed rate of 5.0%, with semiannual payments plus, if applicable, the Premium Factor in the first year (as defined in the corresponding Prospectus Supplement) and principal expiring on March 31, 2024. Price of issuance was 98.39% of the nominal value (IRR 5.6%).

•

Series XII: denominated in UVA and payable in ARS at the applicable UVA value for UVA 53.8 (equivalent at the time of issuance to ARS 3,868.2 and USD 42.1) at a fixed rate of 4.0%, with semiannual payments and principal expiring on March 31, 2024. Price of issuance was 100.0% of the nominal value.

The funds have been used to refinance short-term liabilities and working capital.

Payment of non-convertible notes

On July 20, 2020, the Company paid the twentieth interest installment and the principal installment of the US$ 75 Series II Non-convertible Notes issued on July 20, 2010.

On August 6, 2020, the Company paid the second interest installment and the principal installment of the US$ 47 Series II Non-convertible Notes issued on August 6, 2019.

Exchange of debentures

On November 12, 2020, the company carried out an exchange operation of its Series I Notes, for a nominal value of USD 181.5, according to communication “A” 7106 of the BCRA.

Nominal Value of Existing Notes presented and accepted for the Exchange (for both Series): approximately USD 178.5 which represents 98.31% acceptance, through the participation of 6,571 orders.

•	Series VIII: Face Value of Existing Notes presented and accepted for the Exchange: approximately USD 104.3.

-	Nominal Value to be Issued: approximately USD 31.7.
-	Issuance Price: 100% nominal value.
-	Maturity Date: It will be November 12, 2023.
-

Consideration of the Exchange Offer: eligible holders whose existing notes have been accepted for the Exchange by the Company, will receive for every USD 1 submitted to the Exchange, the accrued interest of the existing notes until the settlement and issue date and the following:

■

A sum of money of approximately USD 726 for repayment of capital of such existing notes presented to the Exchange, in cash, in United States Dollars, which will be equivalent to USD 0.69622593 for each USD 1 of existing notes presented to the Exchange; and

■	The remaining amount until completing 1 USD for each 1 USD of existing notes presented to the Exchange, in notes Series VIII.

-	Annual Nominal Fixed Interest Rate: 10.00%.
-

Amortization: The capital of the Series VIII Notes will be amortized in 3 annual installments (33% of the capital on November 12, 2021, 33% of the capital on November 12, 2022, 34% of the capital on the maturity date of Series VIII).

-	Interest Payment Dates: Interest will be paid quarterly for the expired period as of the issue and settlement date.
-	Payment Address: Payment will be made to an account at Argentine Securities Commission in the Autonomous City of Buenos Aires

•	Series IX: Face Value of Existing Notes presented and accepted for the Exchange: approximately USD 74.2.

-	Nominal Value to be Issued (together with the Face Value to be issued as a result of the cash subscription): approximately USD 80.7 .
-	Issuance Price: 100% nominal value.
-	Maturity Date: It will be March 1, 2023.
-

Consideration of the Exchange Offer: the eligible holders whose existing notes have been accepted for the Exchange by the Company, will receive Series IX Notes for 100% of the capital amount presented for exchange and accepted by the Company and the accrued interest of the existing notes until the settlement and issue date.

-

Early Bird: will consist of the payment of USD 0.02 for each USD 1 of existing notes delivered and accepted in the Exchange on or before the deadline date to Access the Early Bird. Said consideration will be paid in Pesos on the issue and settlement date according to the exchange rate published by Communication “A” 3500 of the Central Bank of Argentina on the business day prior to the expiration date of the Exchange, which is ARS 79.3433 for each USD 1 of Existing Notes delivered and accepted in the Exchange.

-	Annual Nominal Fixed Interest Rate: 10.00%.
-	Amortization: The capital of the Series IX Notes will be amortized in one installment on the maturity date.
-	Interest Payment Dates: Interest will be paid quarterly for the expired period from the issuance and settlement date.
-

Payment Address: Payment will be made to an account at Argentine Securities Commission in New York, United States, for which purpose the Company will make US dollars available to an account reported by the Argentine Securities Commission in said jurisdiction.

•	Modifications to the Terms of the Existing Notes: Considering that consent has been obtained for an amount greater than 90% of the existing notes capital, the Company has modified and replaced the following essential and non-essential terms and conditions of the existing notes.

-

By virtue of the implementation of the Proposed Non-Essential Modifications, the entire section of "Certain Commitments" and "Events of Default" is eliminated from the terms and conditions set forth in the prospectus supplements dated May 2, 2019 and dated July 25, 2019 corresponding to the existing notes.

-	Additionally, pursuant to the implementation of the Proposed Essential Modifications, the following terms and conditions of the Existing Notes are modified and replaced:

■	Expiration Date: It will be March 1, 2023.

■	Interest Payment Dates: will be the same dates reported for Class IX in the Notice of Results.

-	It is clarified that the terms and conditions of the Series I Notes not modified by the Proposed Essential Modifications and the Proposed Non-Essential Modifications will maintain their full validity.
-	The implementation of the Proposed Essential Modifications and Proposed Non-Essential Modifications were approved by the Board of Directors, on November 11, 2020.

•

Repayment Series I: In relation to the Exchange Offer ended on November 10, 2020, on November 12, 2020, IRSA made a partial repayment of Series I Notes for a Nominal Value of USD 178.5, after the partial repayment the Nominal Value under circulation was USD 3.1 and due to the fact that the necessary percentage for the change of conditions for Series I was reached, then the expiration date was modified, among others, until March 1, 2023, so Series I remains for USD 3.1 until the new maturity, and the payment of interest replicates to Series IX.

Payment of IRSA CP’s Series IV Non-convertible Notes

On September 14, 2020, the aggregate principal amount of the Series IV Non-convertible Notes in the amount of ARS 10,381 (USD 140) and interest accrued as of such date in the amount of ARS 134 (USD 1.8) were paid.

Loan to related party

On October 23, 2020, Dolphin Netherlands granted a loan to Yad Leviim Ltd. in a principal amount of USD 16,250,000 at a rate interest of 5% per year. Yad Leviim Ltd. is a company controlling by Eduardo Elsztain. The maturity date of this loan is March 22, 2022.